UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 144.0%
Alabama 2.9%
Alabama, Sales & Special Tax Revenue, Public School and College Authority, Series C, 5.625%, 7/1/2013	1,000,000	1,045,590
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	1,500,000	1,625,565
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	883,680

		3,554,835
Arizona 1.4%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,725,000	1,732,849

California 9.4%
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	2,000,000	1,655,760
Series B, 5.625%, 6/1/2038	1,890,000	2,049,988
Series 2003-A-1, 6.75%, 6/1/2039	4,500,000	5,119,830
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	965,000	975,248
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	1,985,000	1,818,181

		11,619,007
Colorado 2.6%
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	859,550
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,122,130
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	1,150,000	1,294,739

		3,276,419
Connecticut 3.6%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,047,340
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031	705,000	704,577
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017	2,000,000	1,157,480
Series B, 144A, Zero Coupon, 9/1/2018	1,000,000	536,280

		4,445,677
District of Columbia 0.5%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2018 (a)	660,000	666,461
Florida 2.7%
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,577,392
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	878,920
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	938,540

		3,394,852
Georgia 1.8%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,202,825
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,079,346

		2,282,171
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	946,860
Hawaii 0.1%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.75%, 10/1/2011 (a)	65,000	69,511
Illinois 8.6%
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facility, Series A:
7.0%, 12/1/2027	1,000,000	985,660
7.0%, 12/1/2037	1,000,000	966,550
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	860,590

Illinois, Hospital & Healthcare Revenue, 6.75%, 2/15/2016	2,180,000	2,349,887
Illinois, State General Obligation, Prerefunded, 6.0%, 1/1/2013 (a)	3,315,000	3,499,115
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014	1,165,000	1,169,928
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	795,000	797,942

		10,629,672
Indiana 2.8%
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	3,000,000	2,662,110
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	859,930

		3,522,040
Iowa 2.5%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,670,000	1,420,435
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	931,220
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	700,000	705,586

		3,057,241
Kansas 4.6%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,000,000	1,647,180
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	500,000	526,780
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	2,000,000	2,237,300
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,400,000	1,301,692

		5,712,952
Kentucky 0.9%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	790,000	867,799
Series A, 6.625%, 10/1/2028	210,000	220,549

		1,088,348
Louisiana 3.3%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	976,430
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,068,760

		4,045,190
Maryland 6.9%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	983,000	1,094,344
Anne Arundel County, MD, Revenue Lease, Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029	1,500,000	1,610,040
Maryland, Higher Education Revenue, Collegiate Housing Foundation:
Series A, Prerefunded, 5.75%, 6/1/2019	1,000,000	1,054,800
Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,054,800
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	1,000,000	1,094,920
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay, Series B, 5.25%, 12/1/2031	2,000,000	1,680,280
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,000,000	910,360

		8,499,544

Massachusetts 5.5%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	1,700,000	2,055,045
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,895,000	1,906,332
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,816,814
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
Series C, Prerefunded, 5.75%, 7/1/2032	965,000	1,051,773
Series C, 5.75%, 7/1/2032	35,000	35,364

		6,865,328
Michigan 4.6%
Kalamazoo, MI, Economic Development Corp. Revenue, Heritage Community, 5.375%, 5/15/2027	1,000,000	845,020
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,212,040
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	1,000,000	1,054,010
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	230,000	240,598
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,328,015

		5,679,683
Missouri 0.8%
Branson, MO, Regional Airport Transportation Development District, Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	250,000	211,540
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	770,000	832,362

		1,043,902
Nevada 2.0%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	1,845,720
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	2,000,000	689,260

		2,534,980
New Hampshire 2.0%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	1,000,000	1,123,210
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,317,210

		2,440,420
New Jersey 1.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	267,168
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,435,000	1,551,465

		1,818,633
New Mexico 2.2%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022	2,750,000	2,752,970
New York 21.2%
Long Island, NY, Power Authority Electric System Revenue, Series E, 5.0%, 12/1/2021 (a)	8,000,000	7,945,920
Nassau County, NY, Hospital & Healthcare Revenue, 6.0%, 8/1/2016 (a)	2,825,000	3,002,975
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series A, 6.7%, 1/1/2043	1,000,000	962,550
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	475,000	490,984

New York, Core City General Obligation, Series C, 7.0%, 2/1/2010	315,000	320,232
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (a)	1,450,000	1,575,976
New York, Sales & Special Tax Revenue, Transitional Finance Authority, Series B, 6.0%, 11/15/2013	490,000	526,878
New York, State General Obligation Lease, Higher Education Revenue, Dormitory Authority, State University, Prerefunded, 5.125%, 5/15/2021 (a)	1,880,000	1,906,959
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority Systems, ETM, Series Y, 6.0%, 1/1/2012	5,000,000	5,344,200
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,029,180
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028	2,000,000	2,115,380

		26,221,234
North Carolina 1.9%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,023,200
Series B, 6.375%, 1/1/2013	1,300,000	1,376,570

		2,399,770
North Dakota 0.9%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	1,000,000	1,103,550
Ohio 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	2,350,000	2,199,107
Pennsylvania 5.6%
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	552,882
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	2,000,000	2,175,800
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	750,000	786,023
Pennsylvania, St. Mary Hospital Authority, Health Systems Revenue, Catholic Health East, Series B, 5.5%, 11/15/2024	1,465,000	1,614,869
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	610,100	612,742
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	1,000,000	1,137,280

		6,879,596
Rhode Island 1.6%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	2,000,000	1,929,840
South Carolina 7.5%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	1,375,000	1,609,493
Series C, 7.0%, 8/1/2030	170,000	198,536
Series A, Prerefunded, 7.375%, 12/15/2021	1,000,000	1,133,240
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System:
Series A, Prerefunded, 5.625%, 11/15/2030	415,000	454,823
Series B, 5.625%, 11/15/2030	1,585,000	1,557,928
South Carolina, Transportation Infrastructure Bank Revenue, Series A, Prerefunded, 5.375%, 10/1/2024 (a)	4,150,000	4,356,878

		9,310,898

South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	1,926,300
Tennessee 2.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	466,945
5.0%, 12/15/2018	540,000	497,615
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	2,000,000	2,367,800

		3,332,360
Texas 16.2%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,258,400
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 5.738%, 4/1/2027 *	1,985,000	1,402,819
Hidalgo County, TX, Health Services, Mission Hospital:
Prerefunded, 6.75%, 8/15/2016	915,000	932,467
6.75%, 8/15/2016	1,085,000	1,096,414
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	2,000,000	1,911,800
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	1,000,000	1,104,260
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	1,000,000	966,280
Texas, Lower Colorado River Authority Revenue:
Series B, Prerefunded, 6.0%, 5/15/2013 (a)	10,000	10,496
Series B, 6.0%, 5/15/2013 (a)	4,990,000	5,185,359
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek Project, 5.65%, 11/15/2035	1,250,000	1,068,163
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)	3,860,000	4,054,081

		19,990,539
Virgin Islands 2.6%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,183,780
Virginia 1.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,168,520
Washington 2.0%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	595,000	552,815
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	1,963,820

		2,516,635
West Virginia 1.8%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Series A, 6.75%, 9/1/2022	390,000	426,800
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2022	1,610,000	1,761,920

		2,188,720
Wisconsin 0.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,042,510

Total Municipal Bonds and Notes (Cost $174,200,927)		178,072,904

Municipal Inverse Floating Rate Notes 25.0%
California 5.9%
California, State General Obligation, 5.0%, 6/1/2022 (a) (b)	7,000,000	7,238,875
Trust: California, Municipal Securities Trust Certificates, Series 7066, Class B, 144A, 4.505%, 6/1/2022, Leverage Factor at purchase date: 4 to 1
Illinois 2.4%
Aurora, IL, Single Family Mortgage Revenue, Series C, 5.5%, 6/1/2045 (b)	3,000,000	2,985,465
Trust: Illinois, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1499, AMT, 144A, 11.26%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
Nevada 5.9%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a) (b)	7,327,500	7,318,826
Trust: Clark County, NV, School District, Series 1976, 144A, 7.463%, 6/15/2022, Leverage Factor at purchase date: 4 to 1
New York 10.8%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (b)	5,535,000	5,566,731
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 9.225%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York & New Jersey, Port Authority, Series 147, 5.0%, 10/15/2023 (a) (b)	8,260,000	7,838,533
Trust: New York & New Jersey, Port Authority Revenue, Series 1969, AMT, 144A, 7.46%, 10/15/2023, Leverage Factor at purchase date: 4 to 1

		13,405,264

Total Municipal Inverse Floating Rate Notes (Cost $32,449,001)		30,948,430
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $206,649,928) †	169.0	209,021,334
Other Assets and Liabilities, Net	(12.4)	(15,358,804)
Preferred Shares, at Redemption Value	(56.6)	(70,000,000)

Net Assets Applicable to Common Shareholders	100.0	123,662,530

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $206,072,697. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $2,948,637. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,422,082 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,473,445.

*		Partial interest paying security. The rate shown represents 85% of the original coupon rate.
(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	5.5
Financial Guaranty Insurance Company	13.6
Financial Security Assurance Inc.	4.7
MBIA Corp.	2.3
Radian Asset Assurance	0.3

(b)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	209,021,334
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 209,021,334

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008